Summary of Significant Accounting Policies - Schedule of Intangible Assets Estimated Useful Lives (Details)	12 Months Ended
Sep. 30, 2024
University relationship [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Basis	Straight-line
Rate / term	10 years
Education license/certificate [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Basis	Straight-line
Rate / term	5 years
In-process course curriculum [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Basis	Straight-line
Rate / term	5 years
Accreditations and Licensing [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Basis
Rate / term	Indefinite life
Accredited curriculum [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Basis	Straight-line
Rate / term	10 years
Articulation agreement [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Basis	Straight-line
Rate / term	5 years
Brand related assets [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Basis
Rate / term	Indefinite life